Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities | States and political subdivisions
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		$ 499
Other comprehensive income (loss)		790	$ (1)
Purchases and issuances		27,986	500
Balance, end of year		29,275	499
Available-for-sale Securities | Foreign government
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		33,373	34,147
Other comprehensive income (loss)		867	(774)
Balance, end of year		34,240	33,373
Available-for-sale Securities | Corporate securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		7,021,597	5,733,760
Net income		(86,539)	(20,453)
Other comprehensive income (loss)		272,556	(339,441)
Purchases and issuances		2,054,111	1,982,406
Sales and settlements		(428,407)	(335,492)
Transfer into Level 3			817
Transfer out of Level 3		(283,850)
Balance, end of year		8,549,468	7,021,597
(Losses) gains included in net income related to financial instruments	[1]	(80,134)	(27,526)	[2]
Available-for-sale Securities | Mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		54,906	1,332
Net income		1,393	30
Other comprehensive income (loss)		302	(2)
Purchases and issuances		730
Sales and settlements		(16,127)	(1,314)
Transfer into Level 3			54,860
Balance, end of year		41,204	54,906
Available-for-sale Securities | Collateralized debt obligations
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		21,164	45,229
Net income			516
Other comprehensive income (loss)		(503)	(167)
Sales and settlements		(730)	(24,414)
Balance, end of year		19,931	21,164
(Losses) gains included in net income related to financial instruments	[1],[2]		36
Reserve at Fair Value
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		(18,096,009)	(17,052,283)
Net income		(649,516)	273,778
Purchases and issuances		(2,805,725)	(2,687,078)
Sales and settlements		1,398,609	1,369,574
Balance, end of year		(20,152,641)	(18,096,009)
(Losses) gains included in net income related to financial instruments	[1]	(649,516)	273,778	[2]
Trading Securities | Corporate securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Purchases and issuances		150
Balance, end of year		150
Derivative Assets
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		2,350	11,583
Net income		553,778	182,923
Sales and settlements		(550,302)	(192,156)
Balance, end of year		5,826	2,350
(Losses) gains included in net income related to financial instruments	[1]	3,476	2,917	[2]
Derivative liability
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		(33,812)	(757)
Net income		(583,731)	(179,854)
Sales and settlements		613,841	146,799
Balance, end of year		(3,702)	(33,812)
(Losses) gains included in net income related to financial instruments	[1]	$ (30,111)	$ (28,494)	[2]

[1]	The Company classifies realized and unrealized gains (losses) on Reserves at fair value as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track the realized gains (losses) on a contract-by-contract basis.
[2]	The previously issued 2015 financial statements improperly disclosed losses included in net income related to Reserves at fair value still held at December 31, 2015 by including issuances of $2,687,078. The December 31, 2015 amount has been corrected to conform with current year presentation.